Financial instruments (Tables)	12 Months Ended
Mar. 31, 2019
Statement [LineItems]
Carrying Value and Fair Value of Financial Instruments by Class

The carrying value and fair value of financial instruments by class as at March 31, 2019 are as follows:

Financial assets

	Financial assets at amortized cost	Financial assets at FVTPL	Financial assets at FVOCI	Total carrying value	Total fair value
Cash and cash equivalents	$85,444	$—	$—	$85,444	$85,444
Investment in fixed deposits	15,907	—	—	15,907	15,907
Investments in marketable securities and mutual funds	—	134,493	—	134,493	134,493
Trade receivables	73,872	—	—	73,872	73,872
Unbilled revenue(1)	65,295	—	—	65,295	65,295
Funds held for clients	7,063	—	—	7,063	7,063
Prepayments and other assets(2)	5,375	—	—	5,375	5,375
Other non-current assets(3)	9,308	—	—	9,308	9,308
Derivative assets	—	2,077	17,004	19,081	19,081

Total carrying value	$262,264	$136,570	$17,004	$415,838	$415,838

Financial liabilities

	Financial liabilities at amortized cost	Financial liabilities at FVTPL	Financial liabilities at FVOCI	Total carrying value	Total fair value
Trade payables	$17,831	$—	$—	$17,831	$17,831
Long-term debt (includes current portion)(4)	61,800	—	—	61,800	61,800
Other employee obligations(5)	63,129	—	—	63,129	63,129
Provision and accrued expenses	27,619	—	—	27,619	27,619
Other liabilities(6)	2,288	3,197	—	5,485	5,485
Derivative liabilities	—	307	2,096	2,403	2,403

Total carrying value	$172,667	$3,504	$2,096	$178,267	$178,267

Notes:

(1)	Excluding non-financial assets $1,457.
(2)	Excluding non-financial assets $11,408.
(3)	Excluding non-financial assets $34,931.
(4)	Excluding non-financial asset (unamortized debt issuance cost) $409.
(5)	Excluding non-financial liabilities $16,240.
(6)	Excluding non-financial liabilities $13,768.

The carrying value and fair value of financial instruments by class as at March 31, 2018 are as follows:

Financial assets

	Financial assets at amortized cost	Financial assets at FVTPL	Financial assets at FVOCI	Total carrying value	Total fair value
Cash and cash equivalents	$99,829	$—	$—	$99,829	$99,829
Investment in fixed deposits	21,548	—	—	21,548	21,548
Investments in marketable securities and mutual funds	—	99,954	—	99,954	99,954
Trade receivables	71,388	—	—	71,388	71,388
Unbilled revenue	61,721	—	—	61,721	61,721
Funds held for clients	10,066	—	—	10,066	10,066
Prepayments and other assets(1)	4,410	—	—	4,410	4,410
Other non-current assets(2)	10,243	—	—	10,243	10,243
Derivative assets	—	2,212	12,771	14,983	14,983

Total carrying value	$279,205	$102,166	$12,771	$394,142	$394,142

Financial liabilities

	Financial liabilities at amortized cost	Financial liabilities at FVTPL	Financial liabilities at FVOCI	Total carrying value	Total fair value
Trade payables	$19,703	$—	$—	$19,703	$19,703
Long-term debt (includes current portion)(3)	89,900	—	—	89,900	89,900
Other employee obligations(4)	59,346	—	—	59,346	59,346
Provision and accrued expenses	28,826	—	—	28,826	28,826
Other liabilities(5)	2,447	11,388	—	13,835	13,835
Derivative liabilities	—	946	7,809	8,755	8,755

Total carrying value	$200,222	$12,334	$7,809	$220,365	$220,365

Notes:

(1)	Excluding non-financial assets $20,437.
(2)	Excluding non-financial assets $32,145.
(3)	Excluding non-financial asset (unamortized debt issuance cost) $769.
(4)	Excluding non-financial liabilities $14,892.
(5)	Excluding non-financial liabilities $13,566.

Financial Assets and Liabilities Subject to Offsetting, Enforceable Master Netting Arrangements or Similar Agreements

Financial assets and liabilities subject to offsetting, enforceable master netting arrangements or similar agreements as at March 31, 2019 are as follows:

Description of types of financial assets	Gross amounts of recognized financial assets	Gross amounts of recognized financial liabilities offset in the statement of financial position	Net amounts of financial assets presented in the statement of financial position	Related amount not set off in financial instruments		Net Amount
				Financial Instruments	Cash collateral received
Derivative assets	$19,081	$—	$19,081	$(2,045)	$—	$17,036

Total	$19,081	$—	$19,081	$(2,045)	$—	$17,036

Description of types of financial liabilities	Gross amounts of recognized financial liabilities	Gross amounts of recognized financial assets offset in the statement of financial position	Net amounts of financial liabilities presented in the statement of financial position	Related amount not set off in financial instruments		Net Amount
				Financial instruments	Cash collateral pledged
Derivative liabilities	$2,403	$—	$2,403	$(2,045)	$—	$358

Total	$2,403	$—	$2,403	$(2,045)	$—	$358

Financial assets and liabilities subject to offsetting, enforceable master netting arrangements or similar agreements as at March 31, 2018 are as follows:

Description of types of financial assets	Gross amounts of recognized financial assets	Gross amounts of recognized financial liabilities offset in the statement of financial position	Net amounts of financial assets presented in the statement of financial position	Related amount not set off in financial instruments		Net Amount
				Financial instruments	Cash collateral received
Derivative assets	$14,983	$—	$14,983	$(4,215)	$—	$10,768

Total	$14,983	$—	$14,983	$(4,215)	$—	$10,768

Description of types of financial liabilities	Gross amounts of recognized financial liabilities	Gross amounts of recognized financial assets offset in the statement of financial position	Net amounts of financial liabilities presented in the statement of financial position	Related amount not set off in financial instruments		Net Amount
				Financial instruments	Cash collateral pledged
Derivative liabilities	$8,755	$—	$8,755	$(4,215)	$—	$4,540

Total	$8,755	$—	$8,755	$(4,215)	$—	$4,540

Assets and Liabilities Measured at Fair Value on Recurring Basis

The assets and liabilities measured at fair value on a recurring basis as at March 31, 2019 are as follows:-

		Fair value measurement at reporting date using
Description	March 31, 2019	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Financial assets at FVTPL
Foreign exchange contracts	$2,077	$—	$2,077	$—
Investments in marketable securities and mutual funds	134,493	134,047	446	—
Financial assets at FVOCI
Foreign exchange contracts	16,611	—	16,611	—
Interest rate swaps	392	—	392	—

Total assets	$153,573	$134,047	$19,526	$—

Liabilities
Financial liabilities at FVTPL
Foreign exchange contracts	$308	$—	$308	$—
Contingent consideration	3,197	—	—	3,197
Financial liabilities at FVOCI
Foreign exchange contracts	2,095	—	2,095	—

Total liabilities	$5,600	$—	$2,403	$3,197

The assets and liabilities measured at fair value on a recurring basis as at March 31, 2018 are as follows:-

		Fair value measurement at reporting date using
Description	March 31, 2018	Quoted prices in active markets for identical assets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Assets
Financial assets at FVTPL
Foreign exchange contracts	$2,212	$—	$2,212	$—
Investments in marketable securities and mutual funds	99,954	99,412	542	—
Financial assets at FVOCI
Foreign exchange contracts	11,709	—	11,709	—
Interest rate swaps	1,062	—	1,062	—

Total assets	$114,937	$99,412	$15,525	$—

Liabilities
Financial liabilities at FVTPL
Foreign exchange contracts	$946	$—	$946	$—
Contingent consideration	11,388	—	—	11,388
Financial liabilities at FVOCI
Foreign exchange contracts	7,809	—	7,809	—

Total liabilities	$20,143	$—	$8,755	$11,388

Summary of Contingent Consideration Categorized Under Level 3 Fair Value Measurement

The movement in contingent consideration categorized under Level 3 fair value measurement is given below:

	For the year ended
	March 31, 2019	March 31, 2018
Balance at the beginning of the year	$11,388	$19,678
Additions	—	—
Payouts	(8,456)	(7,000)
Gain recognized in the consolidated statement of income	—	(1,553)
Finance expense recognized in the consolidated statement of income	265	263

Balance at the end of the year	$3,197	$11,388

Notional Values of Outstanding Foreign Exchange Forward Contracts, Foreign Exchange Option Contracts and Interest Rate Swap Contracts

The following table presents the notional values of outstanding foreign exchange forward contracts, foreign exchange option contracts and interest rate swap contracts:

	As at
	March 31, 2019	March 31, 2018
Forward contracts (Sell)
In US dollars	$230,292	$242,418
In UK pound sterling	134,077	132,591
In Euro	34,251	23,883
In Australian dollars	43,271	48,147
Others	2,866	2,332

	$444,757	$449,371

Option contracts (Sell)
In US dollars	$134,060	$107,629
In UK pound sterling	122,377	116,401
In Euro	32,226	21,483
In Australian dollars	42,106	28,828
Others	—	927

	$330,769	$275,268

Interest rate swap contracts
In US dollars	61,800	89,900

Gain/(Loss) Reclassified from Other Comprehensive Income into Consolidated Statement of Income

The amount of gain/ (loss) reclassified from other comprehensive income into consolidated statement of income in respective line items for the years ended March 31, 2019, 2018 and 2017 are as follows:

	Year ended March 31,
	2019	2018	2017
Revenue	$66	11,231	$7,952
Foreign exchange gain, net	(2)	15,766	16,896
Finance expense	422	(561)	(71)
Income tax related to amounts reclassified into consolidated statement of income	(577)	(9,965)	(8,998)

Total	$(91)	16,471	$15,779

Percentage of Revenue Generated from Top Customer and Top Five Customers

The following table gives details in respect of the percentage of revenue generated from the Company’s top customer and top five customers:

	Year Ended March 31,
	2019	2018	2017
Revenue from top customer	6.9%	6.8%	9.0%
Revenue from top five customers	27.1%	29.4%	32.1%

Contractual Maturities of Financial Liabilities

The contractual maturities of financial liabilities are as follows:

	As at March 31, 2019
	Less than 1 Year	1-2 years	2-5 years	Total
Long-term debt (includes current portion)(1)	$28,200	$16,800	$16,800	$61,800
Trade payables	17,831	—	—	17,831
Provision and accrued expenses	27,619	—	—	27,619
Other liabilities	5,485	—	—	5,485
Other employee obligations	63,129	—	—	63,129
Derivative financial instruments	2,096	307	—	2,403

Total(2)	$144,360	$17,107	$16,800	$178,267

Notes:

(1)	Before netting off debt issuance cost of $409.
(2)	Non-financial liabilities are explained in the financial instruments categories table above.

	As at March 31, 2018
	Less than 1 Year	1-2 years	2-5 years	Total
Long-term debt (includes current portion)(1)	$28,100	$28,200	$33,600	$89,900
Trade payables	19,703	—	—	19,703
Provision and accrued expenses	28,826	—	—	28,826
Other liabilities	10,680	3,154	—	13,834
Other employee obligations	59,347	—	—	59,347
Derivative financial instruments	6,466	2,289	—	8,755

Total(2)	$153,122	$33,643	$33,600	$220,365

Notes:

(1)	Before netting off debt issuance cost of $769.
(2)	Non-financial liabilities are explained in the financial instruments categories table above.

Summary of Net Cash Position

The balanced view of liquidity and financial indebtedness is stated in the table below. This calculation of the net cash position is used by the management:

	As at
	March 31, 2019	March 31, 2018
Cash and cash equivalents	$85,444	$99,829
Investments	150,400	121,502
Long-term debt (includes current portion)(1)	(61,800)	(89,900)

Net cash position	$174,044	$131,431

Note:

(1)	Before netting off debt issuance cost of $409 and $769 as at March 31, 2019 and March 31, 2018, respectively.

Currency risk [member]
Statement [LineItems]
Foreign Currency Risk from Non-derivative Financial Instruments

The foreign currency risk from non-derivative financial instruments as at March 31, 2019 is as follows:

	As at March 31, 2019
	US Dollar	Pound Sterling	Indian Rupees	Australian Dollar	Euro	Other currencies	Total
Cash and cash equivalents	$1,204	263	—	2,864	528	214	5,073
Trade receivables	100,713	48,198	3,629	17,107	12,459	3,395	185,501
Unbilled revenue	4,576	3,553	—	3,221	5,778	532	17,660
Prepayments and other current assets	522	311	2	82	85	16	1,018
Other non-current assets	4	—	—	—	—	15	19
Trade payables	(28,704)	(63,467)	(8,332)	(9,059)	(10,265)	(596)	(120,423)
Provisions and accrued expenses	(2,924)	(210)	(217)	(1,069)	(477)	(72)	(4,969)
Pension and other employee obligations	(127)	—	—	—	(28)	(177)	(332)
Other liabilities	(2)	(7)	—	—	—	(1)	(10)

Net assets/ (liabilities)	$75,262	(11,359)	(4,918)	13,146	8,080	3,326	83,537

The foreign currency risk from non-derivative financial instruments as at March 31, 2018 is as follows:

	As at March 31, 2018
	US Dollar	Pound Sterling	Indian Rupees	Australian Dollar	Euro	Other currencies	Total
Cash and cash equivalents	$399	4,735	—	2,991	339	610	9,074
Trade receivables	100,002	46,658	3,850	24,686	7,289	2,525	185,010
Unbilled revenue	7,178	3,209	—	643	6,230	858	18,118
Prepayments and other current assets	428	188	10	29	63	11	729
Other non-current assets	3	—	—	—	—	16	19
Trade payables	(27,613)	(64,070)	(6,989)	(16,093)	(1,429)	(19)	(116,213)
Provisions and accrued expenses	(2,314)	(291)	(205)	—	(154)	(19)	(2,983)
Pension and other employee obligations	(134)	—	—	—	(12)	(306)	(452)
Other liabilities	(7)	(4)	—	—	—	—	(11)

Net assets/ (liabilities)	$77,942	(9,575)	(3,334)	12,256	12,325	3,676	93,291